Lease Liabilities - Summary of future minimum lease payments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 68,498
Imputed interest	11,273
Short Term Leases	165
Low-value leases	46
Lease liabilities	57,014	$ 61,926	$ 67,000
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	15,448
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	11,167
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	8,192
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	6,313
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,561
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 22,817